Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,822,968.48
Total Fee Amount	1,028.60
Total Offset Amount	0.00
Net Fee	$ 1,028.60
Offering Table N/A
Offset Table N/A	N/A